Direct taxes, charges and contributions recoverable (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Direct taxes, fees and contributions recoverable		R$ 1,238,686	R$ 2,042,361
Current portion		(720,808)	(1,311,906)
Non-current portion		517,878	730,455
T I M S A [Member]
IfrsStatementLineItems [Line Items]
Monetary adjustments		607,000	547,000
Direct [Member] | Income Tax And Social Contribution On Income [Member]
IfrsStatementLineItems [Line Items]
Direct taxes, fees and contributions recoverable	[1]	879,227	807,096
Direct [Member] | P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Direct taxes, fees and contributions recoverable	[2]	194,452	1,164,772
Direct [Member] | I R R F Withholding Income Tax On Interest Earning Bank Deposits [Member]
IfrsStatementLineItems [Line Items]
Direct taxes, fees and contributions recoverable		120,417	37,738
Direct [Member] | Other Direct Taxes [Member]
IfrsStatementLineItems [Line Items]
Direct taxes, fees and contributions recoverable		R$ 44,590	R$ 32,755

[1]	In September 2021, the Federal Supreme Court (STF), with general repercussions, established an understanding for the non-levy of Corporate Income Tax (IRPJ) and Social Contribution (CSLL) on the monetary restatement using the SELIC rate in cases of undue payment. The specific TIM lawsuit is still pending judgment, TIM recorded its best estimate to date, in the amount of R$ 607 million recorded in current and non-current assets (R$ 547 million on December 31, 2021) since the likelihood of a favorable outcome for the Company becomes probable. The Company is awaiting the final decision.
[2]	The Recoverable PIS/COFINS amounts mainly refer to credits from a legal proceeding filed by TIM Celular S.A. (ultimately merged into TIM S.A., as well as TIM S.A. itself), with a favorable final decision in Higher Courts which discussed the exclusion of the ICMS from the PIS and COFINS calculation bases. According to the Company’s internal assessment, the Company expects to use these credits in the next 12 months.